Segment Information - Reconciliation of Earnings/ (loss) from Continuing Operations to Ebitda (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Earnings/(loss) from continuing operations	$ (61.0)	$ 3.0	$ 2.1	$ (29.1)	$ (237.3)
Depreciation and amortization	114.9	92.8	129.7	115.5	117.7
Interest expense, net	160.7	131.2	183.2	165.5	161.0
Income tax (benefit)/expense	5.9	19.0	16.5	23.7	21.9
Noncontrolling interest	0	(1.2)	(1.2)	(3.9)	(2.6)
EBITDA from continuing operations	$ 220.5	$ 244.8	$ 330.3	$ 271.7	$ 60.7